Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Earnings per share [Abstract]
Disclosure of detailed information about earnings per share [text block]

The calculation of basic earnings per share for the years ended March 31, 2026, 2025, and 2024 is based on the profit / (loss) attributable to ordinary shareholders of ₹(1,366), ₹(785), and ₹169 respectively and a weighted average number of shares outstanding of 434,455,365, 373,167,257 and 183,033,950 respectively, calculated as follows:

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Net profit/(loss) – as reported	(1,366)	(785)	169

Weighted average number of shares – basic	434,455,365	373,167,257	183,033,950
Basic earnings per share	(3.14)	(2.10)	0.92

Weighted average number of shares – diluted	434,754,395	373,605,546	185,198,369
Diluted earnings per share	(3.14)	(2.10)	0.91

Disclosure of detailed information about weighted average number of shares [text block]

Weighted average number of ordinary shares basic

	Year ended
	2026	2025	2024
Issued fully paid ordinary shares on April 01	434,102,399	183,332,460	182,835,369
Effect of shares issued on exercise of stock options	352,966	109,557	198,581
Effect of Rights issue	-	189,725,240	-
Weighted average number of equity shares and equivalent shares outstanding	434,455,365	373,167,257	183,033,950

Disclosure of detailed information about adjusted weighted average number of shares [text block]

Weighted average number of ordinary shares diluted

	Year ended
	2026	2025	2024
Weighted average number of ordinary shares (basic)	434,455,365	373,167,257	183,033,950
Effect of stock options (Note 1)	299,030	438,289	2,164,419
Weighted average number of equity shares outstanding (diluted)	434,754,395	373,605,546	185,198,369